Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,160,446)	$ (2,154,084)	$ (2,252,766)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	76,246	36,243	24,910
(Recovery) allowance for CECL - trade receivable, net	(159,509)	165,464	59,625
(Gain) loss on foreign currency transactions	(18,762)	(43,548)	14,402
Gain on conversion of functional currency from US $ to GBP - MD Local	(80,887)
Loss (gain) on sale of assets	12	(10,954)
Loss on deconsolidation		240,431	8,350
Non cash operating lease expense			103,459
Non cash interest expense	(5,026)	21,241	5,327
Changes in deferred tax assets	10,835	3,020	9,963
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivables	935,537	815,839	1,969,361
Decrease (increase) in other receivables	(2,051)	(2,788)	16,190
Decrease (increase) in prepaid expense	15,726	5,914	(2,664)
(Decrease) increase in accounts payable and accrued expenses	(207,250)	(537,442)	(162,279)
(Decrease) increase in VAT and other tax payable	(5,637)	(125,453)	(85,526)
Increase in operating lease liabilities			(46,474)
(Decrease) increase in deferred income	1,847	(1,000)	3,841
Net Cash Used in Operating Activities	(599,365)	(1,587,117)	(334,281)
Cash Flows from Investing Activities:
Acquisition of real property and improvements in UK		(3,095,291)
Purchase of office equipment and software	(106,544)	(45,507)	(6,600)
Repayment from (advance to) related parties			(71,035)
Proceeds from disposal of asset	1,384	30,607
Loan repayment received	66,376	742	23,724
Net Cash (Used in) Provided by Investing Activities	(38,784)	(3,109,449)	(53,911)
Cash Flows from Financing Activities:
(Repayment) proceeds from short term loans	(363,089)	381,754
Net Cash (Used in) Provided by Financing Activities	(363,089)	381,754
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	71,585	4,288	22,224
Net decrease in cash, cash equivalents and restricted cash	(929,653)	(4,310,524)	(365,968)
Cash, cash equivalents, and restricted cash - beginning of the period	1,433,158		6,110,046
Cash, cash equivalents, and restricted cash - end of the period	503,505	1,433,158
Cash and cash equivalents	499,654	1,358,838	4,796,299
Restricted foreign currency	3,851	74,320	947,779
Total cash, cash equivalents, and restricted cash	$ 503,505	1,433,158	5,744,078
Cash paid for:
Interest		$ 5,256
Income taxes			$ 23,553